Material accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Material accounting policies	Material accounting policies
a.Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
b.Basis of preparation
The consolidated financial statements have been prepared on the historical cost basis except for investment properties and financial instruments that are measured at fair value at the end of each reporting period, as explained in the accounting policies below.
i.Historical cost
Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.
ii.Fair value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Entity takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, Share-based Payments.
In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:
•Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
•Level 2 fair value measurements are those derived from inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data.
iii.Going concern
The consolidated financial statements have been prepared by Management assuming that the Entity will continue to operate as a going concern.
During the first months of 2020, the infectious disease COVID-19 caused by the coronavirus appeared and it was declared by the World Health Organization (WHO) as a Global Pandemic on March 11, 2020. Its expansion motivated a series of containment measures in the different geographies where the Entity operates and certain sanitary measures have been taken by the Mexican authorities to stop the spread of this virus. Derived from the uncertainty and duration of this pandemic, the Entity analyzed the considerations mentioned in Note 1.1 to determine if the assumption of continuing as a going concern is applicable.
c.Basis of consolidation
The consolidated financial statements incorporate the financial statements of Vesta and entities (including structured entities) controlled by Vesta and its subsidiaries. Control is achieved when the Entity:
•Has power over the investee;
•Is exposed, or has rights, to variable returns from its involvement with the investee; and
•Has the ability to use its power to affect its returns.
The Entity reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of a subsidiary begins when the Entity obtains control over the subsidiary and ceases when the Entity loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit and other comprehensive income (loss) from the date the Entity gains control or until the date when the Entity ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the owners of the Entity and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Entity and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Entity’s accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Entity are eliminated in full on consolidation.

	Ownership percentage
Subsidiary/Entity	2023	2022	2021	Activity

QVC, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
QVC II, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
WTN Desarrollos Inmobiliarios de México, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Baja California, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Bajío, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Querétaro, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Proyectos Aeroespaciales, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta DSP, S. de R. L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Management, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provides specialized administrative services (REPSE # AR12757/2022)
Servicio de Administración y Mantenimiento Vesta, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provide specialized administrative services (REPSE # AR17617/2022)
Enervesta, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provides administrative services to the Entity
Trust CIB 2962	(1)	(1)	(1)	Vehicle to distribute shares to employees under the Long-Term Incentive plan.
(1)Employee share trust established in conjunction with the 20-20 Long Term Incentive Plan over which the Entity exercises control.
d.Financial instruments
Financial assets and financial liabilities are recognized in Vesta’s statement of financial position when the Entity becomes a party to the contractual provisions of the instrument.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
e.Financial assets
Classification of financial assets
Debt instruments that meet the following conditions are measured subsequently at amortized cost:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Debt instruments that meet the following conditions are measured subsequently at fair value through other comprehensive income (FVTOCI):
•The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
By default, all other financial assets are measured subsequently at fair value through profit or loss (FVTPL).
Despite the foregoing, the Entity may make the following irrevocable election / designation at initial recognition of a financial asset:
•The Entity may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met (see (iii) below); and
•The Entity may irrevocably designate a debt investment that meets the amortized cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch (see (iv) below).
(i)Amortized cost and effective interest method
The effective interest method is a method for calculating the amortized cost of a debt instrument and for allocating interest income during the relevant period.
For financial assets that were not purchased or originated by credit-impaired financial assets (for example, assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts future cash inflows (including all commissions and points paid or received that form an integral part of the effective interest rate, transaction costs, and other premiums or discounts), excluding expected credit losses, over the expected life of the debt instrument or , if applicable, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting estimated future cash flows, including expected credit losses, at the amortized cost of the debt instrument on initial recognition.
The amortized cost of a financial asset is the amount at which the financial asset is measured on initial recognition minus repayments of principal, plus the accumulated amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss. The gross book value of a financial asset is the amortized cost of a financial asset before adjusting any provision for losses.
Interest income is recognized using the effective interest effect for debt instruments subsequently measured at amortized cost and at fair value through other comprehensive income. For financial assets purchased or originated other than financial assets with credit impairment, interest income is calculated by applying the effective interest rate to the gross book value of a financial asset, except for financial assets that have subsequently suffered impairment of credit (see below). For financial assets that have subsequently deteriorated credit, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset. If in subsequent reporting periods the credit risk in the credit-
impaired financial instrument improves, so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross book value of the financial asset.
Interest income is recognized as realized in the consolidated statements of profit and other comprehensive income (loss) for the year.
Foreign exchange gains and losses
The book value of financial assets denominated in a foreign currency is determined in that foreign currency and it is translated at the exchange rate at the end of each reporting period.
For financial assets measured at amortized cost that are not part of a designated hedging relationship, exchange differences are recognized in exchange gain (loss)-net in the statement of profit and other comprehensive income (loss).
Impairment of financial assets
The Entity recognizes lifetime expected credit losses (“ECL”) for operating lease receivables.
The expected credit losses on these financial assets are estimated using a provision matrix based on the Entity’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.
(i)Measurement and recognition of expected credit losses
The measurement of expected credit losses is a function of the probability of default, the loss given the default (that is, the magnitude of the loss if there is a default), and the exposure at default.
The evaluation of the probability of default and the default loss is based on historical data adjusted for forward-looking information as described above. Regarding exposure to default, for financial assets, this is represented by the gross book value of the assets on the reporting date; for financial guarantee contracts, the exposure includes the amount established on the reporting date, along with any additional amount expected to be obtained in the future by default date determined based on the historical trend, the Entity's understanding of the specific financial needs of the debtors, and other relevant information for the future.
For financial assets, the expected credit loss is estimated as the difference between all the contractual cash flows that are due to the Entity in accordance with the contract and all the cash flows that the Entity expects to receive, discounted at the original effective interest rate. For a lease receivable, the cash flows used to determine the expected credit losses are consistent with the cash flows used in the measurement of the lease receivable in accordance with IFRS 16 Leases.
The Entity recognizes an impairment loss or loss in the result of all financial instruments with a corresponding adjustment to their book value through a provision for losses account, except investments in debt instruments that are measured at fair value at through other comprehensive income, for which the provision for losses is recognized in other comprehensive and accumulated results in the investment revaluation reserve, and does not reduce the book value of the financial asset in the statement of financial position.
Derecognition policy
The Entity derecognizes a financial asset only when the contractual rights to the asset's cash flows expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Entity does not transfer or retain substantially all the risks and benefits of ownership and continues to control the transferred asset, the Entity recognizes its retained interest in the asset and an associated liability for the amounts due. If the Entity retains substantially all the risks and benefits of ownership of a transferred financial asset, the Entity continues to recognize the financial asset and also recognizes a loan guaranteed by the income received.
Upon derecognition of a financial asset measured at amortized cost, the difference between the asset's book value and the sum of the consideration received and receivable is recognized in income. In addition, when an investment in a debt instrument classified as fair value through other comprehensive income is written off, the accumulated gain or loss previously accumulated in the investment revaluation reserve is reclassified to profit or loss. In contrast, in the derecognition of an investment in a capital instrument that the Entity chose in the initial recognition to measure at fair value through other comprehensive income, the accumulated gain or loss previously accumulated in the investment revaluation reserve is not reclassifies to profit or loss, but is transferred to accumulated profit (deficit).
f.Financial liabilities
All financial liabilities are measured subsequently at amortized cost using the effective interest method.
Financial liabilities measured subsequently at amortized cost
Financial liabilities (including borrowings) that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated as at FVTPL, are measured subsequently at amortized cost using the effective interest method.
The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and expenses paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.
Derecognition of financial liabilities
The Entity derecognizes financial liabilities when, and only when, the Entity’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
When the Entity exchanges with the existing lender a debt instrument in another with substantially different terms, that exchange is accounted for as an extinction of the original financial liability and the recognition of a new financial liability. Similarly, the Entity considers the substantial modification of the terms of an existing liability or part of it as an extinction of the original financial liability and the recognition of a new liability. The terms are assumed to be substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate, is at least 10% different from the current discounted rate. Value of the remaining cash flows of the original financial liability. If the modification is not material, the difference between: (1) the carrying amount of the liability before the modification; and (2) the present value of the cash flows after the modification should be recognized in profit or loss as the gain or loss from the modification within other gains and losses.
The balance as of December 31, 2023, 2022 and 2021 of short-term accounts payables was:

	December 31, 2023	December 31, 2022	December 31, 2021

Construction in-progress (1)	$6,421,225	$13,369,927	$354,012
Land (2)	275,230	366,975	-
Existing properties	5,107,983	2,239,163	385,369
Others accounts payables	1,384,528	652,723	2,272,034

	$13,188,966	$16,628,788	$3,011,415
(1)At the end of fiscal year 2023 and 2022, the Entity began the construction of ten and six investment properties, respectively. The amount represents the advances according to the construction contract, which will be paid settled during the first quarter of the following year.
(2)During the third quarter of 2022 the Entity acquired a land reserve and signed promissory agreements for a total of $8,256,912 to be paid on quarterly installments of $91,744 starting March 2023 plus a final payment of $7,431,218 in June 2025; the long-term payable portion as of December 31, 2023 and 2022 is $7,706,450 and $7,889,937, respectively.
g.Cash and cash equivalents
Cash and cash equivalents consist mainly of bank deposits in checking accounts and short-term investments, highly liquid and easily convertible into cash, maturing within three months as of their acquisition date, which are subject to immaterial value change risks. Cash is carried at nominal value and cash equivalents are valued at fair value; any fluctuations in value are recognized in interest income of the period. Cash equivalents are represented mainly by investments in treasury certificates (CETES) and money market funds.
h.Restricted cash and security deposits
Restricted cash represents cash and cash equivalents balances held by the Entity that are only available for use under certain conditions pursuant to the long-term debt agreements entered into by the Entity (as discussed in Note 12). These restrictions are classified according to their restriction period: less than 12 months and over one year, considering the period of time in which such restrictions are fulfilled, whereby the short-term restricted cash balance was classified within current assets under cash and cash equivalents and the long-term restricted cash was classified within security deposits made.
During 2022, the Entity paid $7.5 million to Scotiabank for the issuance of letters of credit for the National Control Energy Center (CENACE, for its acronym in Spanish) in connection to the Aguascalientes and Querétaro projects, in exchange of a guarantee. This amount will be paid back to the Entity once the project investment conditions are met.
i.Investment property
Investment properties are properties held to earn rentals and/or for capital appreciation (including property under construction for such purposes). Investment properties are measured initially at cost, including transaction costs. The Entity does not capitalize borrowing costs during the construction phase of investment properties. Subsequent to initial recognition, investment properties are measured at fair value. Gains and losses arising from changes in the fair value of investment properties are included in profit or loss in the period in which they arise.
An investment property is derecognized upon sale or when the investment property is permanently withdrawn from use and no future economic benefits are expected to be received from such investment property. Any gain or loss arising on derecognition of the property (calculated as the difference between the net sale proceeds and the carrying amount of the asset) is included in (loss) gain on sale of investment property in the period in which the property is derecognized.
j.Leases
1)The Entity as lessor
Vesta, as a lessor, retains substantially all of the risks and benefits of ownership of the investment properties and account for its leases as operating leases. Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.
2)The Entity as lessee
The Entity assesses whether a contract is or contains a lease, at inception of the contract. The Entity recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Entity recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Entity uses its incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise:
•Fixed lease payments (including in-substance fixed payments), less any lease incentives;
•Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•The amount expected to be payable by the lessee under residual value guarantees;
•The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The lease liability is presented as a separate line in the consolidated statement of financial position.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
Rights-of-use assets consist of the initial measurement of the corresponding lease liability, the rental payments made on or before the commencement date, less any lease incentives received and any direct initial costs. Subsequent valuation is cost less accumulated depreciation and impairment losses.
If the Entity incurs an obligation arising from the costs of dismantling and removing a leased asset, restoring the place in which it is located, or restoring the underlying asset to the condition required by the terms and conditions of the lease, a provision measured in accordance with IAS 37 should be recognized. To the extent that the costs are related to a rights of use asset, the costs are included in the related rights of use asset, unless such costs are incurred to generate inventories.
Assets for rights of use are depreciated over the shorter period between the lease period and the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the asset for rights of use reflects that the Entity plans to exercise a purchase option, the asset for rights of use will be depreciated over its useful life. Depreciation begins on the lease commencement date.
Assets for rights of use are presented as a separate concept in the consolidated statement of financial position.
The Entity applies IAS 36 to determine whether a rights-of-use asset is impaired and accounts for any identified impairment loss as described in the 'Impairment of assets other than goodwill' policy.
Leases with variable income that do not depend on an index or rate are not included in the measurement of the lease liability and the asset for rights of use. The related payments are recognized as an expense in the period in which the event or condition that triggers the payments occurs and are included in the concept of “Other expenses” in the consolidated statement of profits and other comprehensive Income (Loss).
As a practical expedient, IFRS 16 allows you not to separate the non-lease components and instead account for any lease and its associated non-lease components as a single arrangement. The Entity has not adopted this practical expedient. For contracts that contain lease components and one or more additional lease or non-lease components, the Entity assigns the consideration of the contract to each lease component under the relative selling price method independent of the lease component and aggregate stand-alone relative selling price for all non-lease components.
k.Foreign currencies
The U.S. dollar is the functional currency of Vesta and all of its subsidiaries except for WTN Desarrollos Inmobiliarios de México, S. de R. L. de C. V. (“WTN”), which considers the Mexican peso to be their functional currency and is considered to be “foreign operations” under IFRS. However, Vesta and its subsidiaries keep their accounting records in Mexican pesos. In preparing the financial statements of each individual entity, transactions in currencies other than the entity's functional currency (foreign currencies) are recognized at the exchange rates in effect on the dates of each transaction. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the exchange rates in effect at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the exchange rates in effect on the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.
For the purposes of presenting consolidated financial statements, the assets and liabilities of WTN is translated into U.S. dollars using the exchange rates in effect on the last business day of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates in effect on the dates of the transactions are used. Exchange differences arising, if any, are recorded in other comprehensive income.
l.Employee benefits
Employee benefits for termination
Employee benefits for termination are recorded in the results of the year in which they are incurred.
Short-term and other long-term employee benefits
A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.
Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service.
Liabilities recognized in respect of other long-term employee benefits are measured at the present value of the estimated future cash outflows expected to be made by the Entity in respect of services provided by employees up to the reporting date.
Post-employment and other long-term employee benefits
Post-employment and other long-term employee benefits, which are considered to be monetary items, include obligations for pension and retirement plans and seniority premiums. In Mexico, the economic benefits from employee benefits and retirement pensions are granted to employees with 10 years of service and minimum age of 60. In accordance with Mexican Labor Law, the Entity provides seniority premium benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily before the vesting of their seniority premium benefit.
For defined benefit retirement plans and other long-term employee benefits, such as the Entity’s sponsored pension and retirement plans and seniority premiums, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period. All remeasurement effects of the Entity’s defined benefit obligation such as actuarial gains and losses are recognized directly in Other comprehensive gain – Net of tax. The Entity presents service costs within general and administrative expenses in the consolidated statement of profit and other comprehensive income (Loss). The Entity presents net interest cost within finance costs in the consolidated statement of profit and other comprehensive income (Loss). The projected benefit obligation recognized in the consolidated statement of financial position represents the present value of the defined benefit obligation as of the end of each reporting period.
Statutory employee profit sharing (“PTU”)
PTU is recorded in the results of the year in which it is incurred and is presented in General and administrative expenses line item in the consolidated statement of profit and other comprehensive income (loss).
As result of the recent changes to the Income Tax Law and the Labor Law, as of December 31, 2023, 2022 and 2021, PTU is determined based on taxable income, according to Section I of Article 9 of the that Law and the Article 127 of the Labor Law.
Compensated absences
The Entity creates a provision for the costs of compensated absences, such as paid annual leave, which is recognized using the accrual method.
m.Share-based payment arrangements
Share-based payment transactions of the Entity
Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity-settled share-based transactions are set out in Note 21.
The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Entity’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Entity revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity settled employee benefits reserve.
n.Income taxes
Income tax expense represents the sum of the tax currently payable and deferred tax.
1.Current tax
Current income tax (“ISR”) is recognized in the results of the year in which is incurred.
The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Entity’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgement of tax professionals within the Entity supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.
2.Deferred income tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Entity expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is an enforceable legal right that allows offsetting current tax assets against current tax liabilities and when they are related to income taxes collected by the same tax authority and the Entity has the right to intention to settle your current tax assets and liabilities on a net basis.
3.Current and deferred tax for the year
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.
o.Provisions
Provisions are recognized when the Entity has a present obligation (legal or constructive) as a result of a past event, when it is probable that the Entity will be required to settle the obligation, and when a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties associated with the obligation.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
p.Revenue recognition
Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Energy income and Reimbursable building services arise from tenant leases and consists on the recovery of certain operating expenses of the respective property. Such reimbursements are included in rental income in the consolidated financial statements.
q.Segment
The Entity’s primary business is the acquisition, development, and management of industrial and distribution center real estate. Vesta manages its operations on an aggregated, single segment basis for purposes of assessing performance and making operating decisions and, accordingly, has only one reporting and operating segment. As of December 31, 2023, 2022 and 2021, all of our assets and operations are derived from assets located within Mexico.
r.Other income and Other expense
Other income and other expenses consist of transactions which substantially depart from our rental income from operating leases; these mainly include the income and expenses derived from the charge and expense of energy consumption through the Entity’s infrastructure to non-tenant third-parties, insurance recoveries and others.
s.Reclassifications
Certain items in our consolidated statements of income and other comprehensive income (loss) and certain tables in our footnotes for the years ended December 31, 2021 and 2022 have been reclassified to conform to the 2023 presentation.